Leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Leases Abstract
Lease term, Description	The Company’s leases have original lease periods expiring between 2020 and 2028.
Operating lease liabilities	$ 5,132